SUBSEQUENT EVENT (Details) - Vexigo Ltd. [Member] - Subsequent Event [Member] $ in Thousands	Feb. 18, 2016 USD ($)
Subsequent event [Line Items]
Cash payment for consideration	$ 1,000
Pre-closing declared dividend payment for consideration	1,000
Net working capital payment for consideration	600
Aggregate payment for consideration	2,600
Cash balance excess of $3,300 and less than 4,000 [Member]
Subsequent event [Line Items]
Optimum cash balance amount	3,300
One-time pre-payment for consideration	300
Cash balance equal to or excess of $4,000 [Member]
Subsequent event [Line Items]
Optimum cash balance amount	4,000
One-time pre-payment for consideration	900
Cash balance lower than $2,500 [Member]
Subsequent event [Line Items]
Optimum cash balance amount	2,500
Payment on February 2016 [Member]
Subsequent event [Line Items]
Payment for consideration	400
Monthly payment from April 2016 to March 2017 [Member]
Subsequent event [Line Items]
Payment for consideration	100
Aggregate payment for consideration	1,200
Payment on May10, 2017 [Member]
Subsequent event [Line Items]
Payment for consideration	300
Payment on July 10, 2017 [Member]
Subsequent event [Line Items]
Payment for consideration	400
Payment on October 10, 2017 [Member]
Subsequent event [Line Items]
Payment for consideration	$ 300